Income Tax (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Income Tax -deferred Taxes Details 1
Deferred income tax	$ (310)	$ (13)
Current income tax expense		1,050
Income tax credit	$ (310)	$ 1,037